Property and Equipment - Depreciation and Amortization (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Depreciation and amortization expense
Depreciation and amortization expense	$ 115,242	$ 135,085	$ 504,638	$ 577,348	$ 660,460
Equipment leased to customers
Depreciation and amortization expense
Depreciation and amortization expense	64,262	79,682	290,006	370,867	437,342
Satellites
Depreciation and amortization expense
Depreciation and amortization expense	23,797	23,797	95,187	65,441	61,045
Buildings, furniture, fixtures, equipment and other
Depreciation and amortization expense
Depreciation and amortization expense	$ 27,183	$ 31,606	$ 119,445	$ 141,040	$ 162,073